Document And Entity Information	Aug. 12, 2021
Document Information Line Items
Entity Registrant Name	TEL-INSTRUMENT ELECTRONICS CORP.
Trading Symbol	N/A
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000096885
Document Period End Date	Aug. 12, 2021
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	NJ
Entity File Number	001-31990
Entity Tax Identification Number	22-1441806
Entity Address, Address Line One	One Branca Road
Entity Address, City or Town	East Rutherford
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07073
City Area Code	(201)
Local Phone Number	933-1600
Title of 12(b) Security	N/A
Security Exchange Name	NONE
Written Communications	true
Soliciting Material	true
Pre-commencement Tender Offer	true
Pre-commencement Issuer Tender Offer	true